PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 121	$ 129
Provisions - due after one year	153	97
Provisions at end of year	$ 274	226	$ 281
Term of expected provision utilisation	5 years
Minimum range of percentile | item	5
Maximum range of percentile | item	95
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 35	6
Provisions at end of year	35	6	20
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	50	73
Provisions - due after one year	142	84
Provisions at end of year	192	157	163
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	36	50
Provisions - due after one year	11	13
Provisions at end of year	$ 47	$ 63	$ 98